April 23, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	GuideStone Funds

File Nos. 333-53432 and 811-10263

To the Commission:

On behalf of GuideStone Funds (the “Trust”) attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the supplement dated April 15, 2015, to the Prospectus, dated May 1, 2014, and filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Trust.

If you have any questions or comments concerning this filing, please contact the undersigned at (214) 720-2148.

Very truly yours,

/s/ Melanie Childers